Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	2.250%	1/31/24	88,788	94,518
United States Treasury Note/Bond	2.500%	1/31/24	73,915	79,262
United States Treasury Note/Bond	2.750%	2/15/24	176,820	191,214
United States Treasury Note/Bond	2.125%	2/29/24	50,494	53,618
United States Treasury Note/Bond	2.375%	2/29/24	85,010	90,961
United States Treasury Note/Bond	2.125%	3/31/24	205,228	218,183
United States Treasury Note/Bond	2.000%	4/30/24	47,715	50,593
United States Treasury Note/Bond	2.250%	4/30/24	98,716	105,518
United States Treasury Note/Bond	2.500%	5/15/24	179,062	193,051
United States Treasury Note/Bond	2.000%	5/31/24	169,285	179,733
United States Treasury Note/Bond	1.750%	6/30/24	98,185	103,478
United States Treasury Note/Bond	2.000%	6/30/24	47,347	50,321
United States Treasury Note/Bond	1.750%	7/31/24	101,385	106,945
United States Treasury Note/Bond	2.125%	7/31/24	63,748	68,121
United States Treasury Note/Bond	2.375%	8/15/24	132,017	142,372
United States Treasury Note/Bond	1.250%	8/31/24	98,790	102,448
United States Treasury Note/Bond	1.875%	8/31/24	82,905	87,905
United States Treasury Note/Bond	1.500%	9/30/24	95,824	100,331
United States Treasury Note/Bond	2.125%	9/30/24	49,501	53,012
United States Treasury Note/Bond	1.500%	10/31/24	122,576	128,437
United States Treasury Note/Bond	2.250%	10/31/24	54,050	58,222
United States Treasury Note/Bond	2.250%	11/15/24	169,221	182,389
United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,444
United States Treasury Note/Bond	1.500%	11/30/24	92,760	97,253
United States Treasury Note/Bond	2.125%	11/30/24	76,230	81,828
United States Treasury Note/Bond	1.750%	12/31/24	71,400	75,639
United States Treasury Note/Bond	2.250%	12/31/24	76,990	83,125
United States Treasury Note/Bond	1.375%	1/31/25	95,740	100,003
United States Treasury Note/Bond	2.500%	1/31/25	37,185	40,590
United States Treasury Note/Bond	2.000%	2/15/25	136,463	146,165
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,310
United States Treasury Note/Bond	1.125%	2/28/25	112,685	116,576
United States Treasury Note/Bond	2.750%	2/28/25	76,658	84,587
United States Treasury Note/Bond	0.500%	3/31/25	96,300	97,082
United States Treasury Note/Bond	2.625%	3/31/25	60,157	66,154
United States Treasury Note/Bond	0.375%	4/30/25	178,080	178,525
United States Treasury Note/Bond	2.875%	4/30/25	24,274	27,001
United States Treasury Note/Bond	2.125%	5/15/25	148,040	159,837
United States Treasury Note/Bond	0.250%	5/31/25	140,650	140,189
United States Treasury Note/Bond	2.875%	5/31/25	56,680	63,136
United States Treasury Note/Bond	0.250%	6/30/25	127,860	127,381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	6/30/25	54,225	60,181
United States Treasury Note/Bond	0.250%	7/31/25	83,100	82,749
United States Treasury Note/Bond	2.875%	7/31/25	153,355	171,374
United States Treasury Note/Bond	2.000%	8/15/25	91,425	98,510
United States Treasury Note/Bond	6.875%	8/15/25	23,898	31,150
United States Treasury Note/Bond	0.250%	8/31/25	156,575	155,866
United States Treasury Note/Bond	2.750%	8/31/25	69,445	77,301
United States Treasury Note/Bond	0.250%	9/30/25	82,910	82,495
United States Treasury Note/Bond	3.000%	9/30/25	59,245	66,752
United States Treasury Note/Bond	0.250%	10/31/25	59,340	59,016
United States Treasury Note/Bond	3.000%	10/31/25	63,560	71,724
United States Treasury Note/Bond	2.250%	11/15/25	171,380	187,206
United States Treasury Note/Bond	0.375%	11/30/25	121,970	122,027
United States Treasury Note/Bond	2.875%	11/30/25	72,145	81,084
United States Treasury Note/Bond	2.625%	12/31/25	59,920	66,680
United States Treasury Note/Bond	2.625%	1/31/26	77,330	86,175
United States Treasury Note/Bond	1.625%	2/15/26	214,325	227,921
United States Treasury Note/Bond	2.500%	2/28/26	425	471
United States Treasury Note/Bond	2.250%	3/31/26	78,505	86,122
United States Treasury Note/Bond	2.375%	4/30/26	76,425	84,438
United States Treasury Note/Bond	1.625%	5/15/26	159,860	170,176
United States Treasury Note/Bond	2.125%	5/31/26	54,973	60,032
United States Treasury Note/Bond	1.875%	6/30/26	66,300	71,531
United States Treasury Note/Bond	1.875%	7/31/26	93,200	100,627
United States Treasury Note/Bond	1.500%	8/15/26	196,842	208,345
United States Treasury Note/Bond	6.750%	8/15/26	5,954	8,064
United States Treasury Note/Bond	1.375%	8/31/26	21,910	23,036
United States Treasury Note/Bond	1.625%	9/30/26	62,249	66,363
United States Treasury Note/Bond	1.625%	10/31/26	102,120	108,885
United States Treasury Note/Bond	2.000%	11/15/26	137,880	150,095
United States Treasury Note/Bond	6.500%	11/15/26	8,000	10,823
United States Treasury Note/Bond	1.625%	11/30/26	69,290	73,902
United States Treasury Note/Bond	1.750%	12/31/26	45,660	49,070
United States Treasury Note/Bond	1.500%	1/31/27	74,515	78,963
United States Treasury Note/Bond	2.250%	2/15/27	152,649	168,797
United States Treasury Note/Bond	6.625%	2/15/27	3,015	4,141
United States Treasury Note/Bond	1.125%	2/28/27	69,329	71,864
United States Treasury Note/Bond	0.625%	3/31/27	86,900	87,348
United States Treasury Note/Bond	0.500%	4/30/27	100,935	100,604
United States Treasury Note/Bond	2.375%	5/15/27	152,250	169,949
United States Treasury Note/Bond	0.500%	5/31/27	103,895	103,473
United States Treasury Note/Bond	0.500%	6/30/27	100,435	99,980
United States Treasury Note/Bond	0.375%	7/31/27	109,035	107,570
United States Treasury Note/Bond	2.250%	8/15/27	160,315	178,000
United States Treasury Note/Bond	6.375%	8/15/27	3,000	4,147
United States Treasury Note/Bond	0.500%	8/31/27	134,800	133,958
United States Treasury Note/Bond	0.375%	9/30/27	135,340	133,268
United States Treasury Note/Bond	0.500%	10/31/27	96,855	96,083
United States Treasury Note/Bond	2.250%	11/15/27	148,760	165,472
United States Treasury Note/Bond	6.125%	11/15/27	11,800	16,253
United States Treasury Note/Bond	0.625%	11/30/27	124,275	124,295
United States Treasury Note/Bond	2.750%	2/15/28	115,665	132,961
United States Treasury Note/Bond	2.875%	5/15/28	117,957	137,051
United States Treasury Note/Bond	2.875%	8/15/28	151,773	176,816
United States Treasury Note/Bond	5.500%	8/15/28	52,837	72,023
United States Treasury Note/Bond	3.125%	11/15/28	158,213	187,927
United States Treasury Note/Bond	5.250%	11/15/28	27,450	37,156
United States Treasury Note/Bond	2.625%	2/15/29	153,895	177,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	5.250%	2/15/29	33,007	44,972
	United States Treasury Note/Bond	2.375%	5/15/29	170,974	193,842
	United States Treasury Note/Bond	1.625%	8/15/29	140,303	150,607
	United States Treasury Note/Bond	6.125%	8/15/29	17,510	25,504
	United States Treasury Note/Bond	1.750%	11/15/29	152,805	165,817
	United States Treasury Note/Bond	1.500%	2/15/30	171,504	182,223
	United States Treasury Note/Bond	0.625%	5/15/30	222,980	218,939
	United States Treasury Note/Bond	6.250%	5/15/30	5,000	7,500
	United States Treasury Note/Bond	0.625%	8/15/30	250,570	245,480
	United States Treasury Note/Bond	0.875%	11/15/30	102,340	102,564
Total U.S. Government and Agency Obligations (Cost $10,788,119)					11,241,415
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $42,858)	0.109%		428,585	42,858
Total Investments (99.9%) (Cost $10,830,977)					11,284,273
Other Assets and Liabilities—Net (0.1%)					8,579
Net Assets (100%)					11,292,852
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,241,415	—	11,241,415
Temporary Cash Investments	42,858	—	—	42,858
Total	42,858	11,241,415	—	11,284,273